T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%
Corporate Bonds 0.2%
Telecom Argentina, 8.50%, 8/6/25 (USD) (1)	45,000	39
YPF, 8.50%, 3/23/21 (USD)	340,000	320
Total Argentina (Cost $384)		359

BRAZIL 3.8%
Corporate Bonds 3.8%
Azul Investments, 5.875%, 10/26/24 (USD)	785,000	590
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (2)	415,000	426
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	525,000	538
Banco do Brasil, VR, 9.00% (USD) (2)(3)	1,075,000	1,164
CSN Resources, 7.625%, 2/13/23 (USD) (1)	1,435,000	1,487
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)	690,000	713
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1)	505,000	499
Petrobras Global Finance, 6.75%, 6/3/50 (USD)	1,205,000	1,307
Total Brazil (Cost $6,437)		6,724

CANADA 1.5%
Corporate Bonds 1.5%
Methanex, 5.125%, 10/15/27 (USD)	320,000	318
Methanex, 5.25%, 12/15/29 (USD)	375,000	371
Methanex, 5.65%, 12/1/44 (USD)	705,000	632
Seven Generations Energy, 5.375%, 9/30/25 (USD) (1)	1,360,000	1,292
Total Canada (Cost $2,632)		2,613

CHILE 1.2%
Convertible Bonds 0.8%
Liberty Latin America, 2.00%, 7/15/24 (USD)	1,745,000	1,437
		1,437

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
VTR Finance, 6.375%, 7/15/28 (USD) (1)	686,000	721
		721
Total Chile (Cost $1,918)		2,158

CHINA 4.3%
Corporate Bonds 4.3%
CIFI Holdings Group, 6.00%, 7/16/25 (USD)	262,000	265
CIFI Holdings Group, 6.45%, 11/7/24 (USD)	580,000	597
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	840,000	836
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	1,115,000	1,144
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)	1,020,000	1,046
Times China Holdings, 6.75%, 7/16/23 (USD)	785,000	804
Times China Holdings, 6.75%, 7/8/25 (USD)	500,000	513
Yanlord Land HK, 6.75%, 4/23/23 (USD)	955,000	988
Yanlord Land HK, 6.80%, 2/27/24 (USD)	300,000	319
Yuzhou Group Holdings, 7.85%, 8/12/26 (USD)	626,000	609
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)	400,000	415
Total China (Cost $7,475)		7,536

CONGO 0.7%
Corporate Bonds 0.7%
HTA Group, 7.00%, 12/18/25 (USD) (1)	1,225,000	1,288
Total Congo (Cost $1,232)		1,288

FRANCE 1.3%
Corporate Bonds 1.3%
Altice France, 3.375%, 1/15/28 (1)	100,000	113
Altice France, 3.375%, 1/15/28	150,000	169
Altice France, 4.125%, 1/15/29 (1)	135,000	158

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Altice France, 7.375%, 5/1/26 (USD) (1)	200,000	209
Banijay Entertainment, 3.50%, 3/1/25 (1)	250,000	285
Credit Agricole, VR, 6.50% (2)(3)	290,000	347
Louvre Bidco, 4.25%, 9/30/24	500,000	554
Loxam, 6.00%, 4/15/25	250,000	279
Loxam, 6.00%, 4/15/25 (1)	200,000	223
Total France (Cost $2,339)		2,337

GERMANY 2.6%
Corporate Bonds 2.6%
Consus Real Estate, 9.625%, 5/15/24 (1)	575,000	716
Consus Real Estate, 9.625%, 5/15/24	500,000	622
Douglas, 6.25%, 7/15/22	300,000	322
Garfunkelux Holdco 3, 8.50%, 11/1/22 (GBP)	800,000	944
Kirk Beauty One, 8.75%, 7/15/23	250,000	196
Synlab Unsecured Bondco, 8.25%, 7/1/23	350,000	419
Vertical Holdco, 6.625%, 7/15/28 (1)	805,000	982
Vertical Midco, 4.375%, 7/15/27 (1)	405,000	483
Total Germany (Cost $4,647)		4,684

HONG KONG 0.2%
Corporate Bonds 0.2%
Melco Resorts Finance, 5.375%, 12/4/29 (USD) (1)	400,000	398
Total Hong Kong (Cost $406)		398

INDIA 1.8%
Corporate Bonds 1.8%
ABJA Investment, 5.45%, 1/24/28 (USD)	1,250,000	1,214
JSW Steel, 5.95%, 4/18/24 (USD)	1,080,000	1,109
Tata Motors, 5.875%, 5/20/25 (USD)	200,000	205

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
TML Holdings, 5.75%, 5/7/21 (USD)	750,000	748
Total India (Cost $3,246)		3,276

INDONESIA 0.6%
Corporate Bonds 0.6%
Adaro Indonesia, 4.25%, 10/31/24 (USD)	1,100,000	1,075
Total Indonesia (Cost $908)		1,075

ISRAEL 1.0%
Corporate Bonds 1.0%
Teva Pharmaceutical Finance, 6.15%, 2/1/36 (USD)	250,000	249
Teva Pharmaceutical Finance Netherlands II, 1.25%, 3/31/23
(EUR)	525,000	568
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	530,000	603
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)	100,000	120
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	200,000	205
Total Israel (Cost $1,649)		1,745

ITALY 1.3%
Corporate Bonds 1.3%
ASR Media & Sponsorship, 5.125%, 8/1/24 (1)	635,000	746
ASR Media & Sponsorship, 5.125%, 8/1/24	250,000	294
F-Brasile, 7.375%, 8/15/26 (USD) (1)	675,000	562
Intesa Sanpaolo, VR, 7.00% (2)(3)	310,000	367
UniCredit, VR, 9.25% (2)(3)	310,000	394
Total Italy (Cost $2,458)		2,363

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
LUXEMBOURG 1.9%
Corporate Bonds 1.9%
Altice Financing, 2.25%, 1/15/25	250,000	281
Altice Financing, 3.00%, 1/15/28	1,030,000	1,120
Altice Finco, 4.75%, 1/15/28	900,000	952
Altice France Holding, 8.00%, 5/15/27 (1)	475,000	590
LHMC Finco 2, 7.25% (PIK), 10/2/25 (4)	520,000	466
Total Luxembourg (Cost $3,154)		3,409
MACAO 0.4%
Corporate Bonds 0.4%
Wynn Macau, 5.50%, 10/1/27 (USD) (1)	665,000	647
Total Macao (Cost $658)		647
MEXICO 1.3%
Corporate Bonds 1.3%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)	725,000	645
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	600,000	560
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)	1,450,000	1,119
Total Mexico (Cost $2,078)		2,324
MOROCCO 0.8%
Corporate Bonds 0.8%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1)	1,380,000	1,400
Total Morocco (Cost $1,387)		1,400
NETHERLANDS 3.2%
Corporate Bonds 3.2%
LeasePlan, VR, 7.375% (2)(3)	970,000	1,144
Sigma Holdco, 5.75%, 5/15/26 (1)	735,000	847
Summer BidCo, 9.75% (PIK), 11/15/25 (4)	1,258,500	1,482

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	130,000	150
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1)	200,000	213
Ziggo, 2.875%, 1/15/30 (1)	115,000	132
Ziggo Bond, 3.375%, 2/28/30 (1)	710,000	791
Ziggo Bond, 6.00%, 1/15/27 (USD) (1)	900,000	925
Total Netherlands (Cost $5,680)		5,684
NORWAY 0.2%
Corporate Bonds 0.2%
DNB Bank, VR, 6.50% (USD) (2)(3)	375,000	389
Total Norway (Cost $385)		389
OMAN 0.6%
Corporate Bonds 0.6%
OmGrid Funding, 5.196%, 5/16/27 (USD)	350,000	321
Lamar Funding, 3.958%, 5/7/25 (USD)	885,000	804
Total Oman (Cost $1,061)		1,125
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,120,000	1,176
Total Panama (Cost $1,096)		1,176
PERU 1.7%
Corporate Bonds 1.7%
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1)	156,000	155
Nexa Resources, 6.50%, 1/18/28 (USD) (1)	1,500,000	1,639
Hudbay Minerals, 7.625%, 1/15/25 (USD) (1)	1,200,000	1,224
Total Peru (Cost $2,880)		3,018

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ROMANIA 0.5%
Corporate Bonds 0.5%
RCS & RDS, 3.25%, 2/5/28 (EUR) (1)	800,000	897
Total Romania (Cost $880)		897
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.625%, 2/15/28 (EUR) (1)	575,000	637
Total Serbia (Cost $635)		637
SPAIN 1.6%
Corporate Bonds 1.6%
Banco Santander, VR, 6.75% (2)(3)	300,000	367
Cirsa Finance International, 6.25%, 12/20/23 (1)	445,000	473
Cirsa Finance International, 6.25%, 12/20/23	500,000	531
LHC3, 4.125%, 8/15/24 (4)	400,000	468
LHC3, 4.125%, 8/15/24 (1)(4)	235,000	275
Lorca Telecom Bondco, 4.00%, 9/18/27 (1)	560,000	667
Total Spain (Cost $2,861)		2,781
SWITZERLAND 1.0%
Corporate Bonds 1.0%
Consolidated Energy Finance, 6.50%, 5/15/26 (USD) (1)	780,000	682
Credit Suisse Group, VR, 7.50% (USD) (1)(2)(3)	500,000	545
UBS Group, VR, 7.125% (USD) (2)(3)	500,000	513
Total Switzerland (Cost $1,827)		1,740
UKRAINE 1.1%
Corporate Bonds 1.1%
Kernel Holding, 8.75%, 1/31/22 (USD)	1,000,000	1,038
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)	425,000	426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1)	525,000	526
Total Ukraine (Cost $1,933)		1,990

UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
ADES International Holding, 8.625%, 4/24/24 (USD)	200,000	189
Total United Arab Emirates (Cost $205)		189

UNITED KINGDOM 5.9%
Corporate Bonds 5.9%
Arqiva Broadcast Finance, 6.75%, 9/30/23	250,000	332
Barclays, VR, 7.875% (2)(3)	430,000	566
Cabot Financial Luxembourg, 7.50%, 10/1/23	925,000	1,201
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	445,000	494
eG Global Finance, 4.375%, 2/7/25 (EUR)	325,000	361
Iceland Bondco, 4.625%, 3/15/25	625,000	760
Jerrold Finco, 4.875%, 1/15/26 (1)	1,130,000	1,300
Natwest Group, VR, 8.625% (USD) (2)(3)	555,000	572
Standard Chartered, VR, 7.50% (USD) (1)(2)(3)	500,000	516
Victoria, 5.25%, 7/15/24 (EUR) (1)	1,070,000	1,246
Victoria, 5.25%, 7/15/24 (EUR)	550,000	640
Virgin Media Secured Finance, 4.25%, 1/15/30 (1)	790,000	1,005
Virgin Media Secured Finance, 5.25%, 5/15/29 (1)	100,000	136
Virgin Media Secured Finance, 5.25%, 5/15/29	275,000	374
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28	300,000	390
Vmed O2 UK Financing I, 3.25%, 1/31/31 (EUR) (1)	485,000	563
Total United Kingdom (Cost $10,631)		10,456

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 51.0%
Bank Loans 4.0% (5)
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%,
9/19/25	290,000	293
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.647%, 8/4/25	1,418,485	1,419
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	454,751	354
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	1,251,250	1,252
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25	1,260,000	1,251
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
6.50%, 7/13/22 (6) (7)	288,637	293
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (6)	155,000	155
Intelsat Jackson Holdings, 8.625%, 1/2/24	230,000	232
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.647%,
2/4/28	415,000	389
Ultimate Software Group, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/26	585,000	583
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	855,000	869
		7,090
Common Stocks 0.0%
iHeartMedia, Class A (8)	368	3
iHeartMedia, Class A, Warrants, 5/1/39 (8)	2,768	19
		22
Convertible Bonds 0.9%
Blackstone Mortgage Trust, 4.375%, 5/5/22	1,300,000	1,263
Cheniere Energy, 4.25%, 3/15/45	375,000	270
		1,533
Convertible Preferred Stocks 1.5%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1)	419	454
Avantor, Series A, 6.25%, 5/15/22	3,585	260
NextEra Energy, 4.872%, 9/1/22	11,150	604

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Targa Resources, Series A, Acquisition Date: 10/30/17 -
3/12/20, Cost $1,439, 9.50% (3)(9)	1,320	1,393
		2,711
Corporate Bonds 44.6%
Acrisure, 7.00%, 11/15/25 (1)	705,000	691
Acrisure, 8.125%, 2/15/24 (1)	510,000	532
Adient Global Holdings, 3.50%, 8/15/24 (EUR)	800,000	862
Albertsons, 7.50%, 3/15/26 (1)	250,000	274
Albertsons, 3.50%, 3/15/29 (1)	600,000	581
Albertsons, 4.875%, 2/15/30 (1)	1,315,000	1,373
Alcoa Nederland Holding, 5.50%, 12/15/27 (1)	765,000	796
AmWINS Group, 7.75%, 7/1/26 (1)	800,000	856
ANGI Group, 3.875%, 8/15/28 (1)	515,000	510
Antero Resources, 5.125%, 12/1/22	26,000	21
Archrock Partners, 6.875%, 4/1/27 (1)	145,000	138
Arconic, 6.125%, 2/15/28 (1)	895,000	917
Ardagh Packaging Finance, 5.25%, 4/30/25 (1)	735,000	768
Ashland Services, 2.00%, 1/30/28 (EUR)	470,000	524
Ashland Services, 2.00%, 1/30/28 (EUR) (1)	715,000	796
Avantor Funding, 4.625%, 7/15/28 (1)	165,000	171
B&G Foods, 5.25%, 4/1/25	450,000	462
B&G Foods, 5.25%, 9/15/27	240,000	250
Bausch Health, 7.25%, 5/30/29 (1)	380,000	410
Bausch Health Americas, 8.50%, 1/31/27 (1)	900,000	988
Black Knight InfoServ, 3.625%, 9/1/28 (1)	450,000	450
Boxer Parent, 6.50%, 10/2/25 (EUR) (1)	185,000	224
Boxer Parent, 7.125%, 10/2/25 (1)	280,000	299
Boxer Parent, 9.125%, 3/1/26 (1)	215,000	228
Brinker International, 3.875%, 5/15/23	265,000	259
Caesars Resort Collection, 5.25%, 10/15/25 (1)	1,365,000	1,314
CCO Holdings, 4.50%, 8/15/30 (1)	910,000	955
CCO Holdings, 5.375%, 6/1/29 (1)	355,000	385

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Cheniere Energy, 4.625%, 10/15/28 (1)	1,210,000	1,242
Chobani, 7.50%, 4/15/25 (1)	975,000	1,012
Clarios Global, 4.375%, 5/15/26 (EUR)	525,000	616
Clarios Global, 8.50%, 5/15/27 (1)	715,000	742
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	740,000	709
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	275,000	265
Cleveland-Cliffs, 9.875%, 10/17/25 (1)	645,000	720
Compass Minerals International, 6.75%, 12/1/27 (1)	635,000	686
Constellium, 4.25%, 2/15/26 (EUR)	410,000	478
Constellium, 4.25%, 2/15/26 (EUR) (1)	190,000	222
Constellium, 5.625%, 6/15/28 (1)	415,000	423
Continental Resources, 4.375%, 1/15/28	175,000	151
Continental Resources, 4.50%, 4/15/23	750,000	714
Continental Resources, 4.90%, 6/1/44	260,000	196
Continental Resources, 5.00%, 9/15/22	405,000	401
CSC Holdings, 6.50%, 2/1/29 (1)	690,000	766
CSC Holdings, 7.50%, 4/1/28 (1)	825,000	910
Dana, 5.625%, 6/15/28	737,000	762
Dana Financing Luxembourg, 5.75%, 4/15/25 (1)	95,000	97
DCP Midstream, Series A, VR, 7.375% (2)(3)	170,000	111
DCP Midstream Operating, 5.625%, 7/15/27	410,000	417
DCP Midstream Operating, 6.45%, 11/3/36 (1)	50,000	48
DCP Midstream Operating, 6.75%, 9/15/37 (1)	130,000	124
DCP Midstream Operating, 8.125%, 8/16/30	85,000	95
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	450,000	329
Delta Air Lines, 4.75%, 10/20/28 (1)	685,000	712
Diamond, 5.625%, 8/15/25 (EUR)	860,000	983
DPL, 4.125%, 7/1/25 (1)	290,000	302
EIG Investors, 10.875%, 2/1/24	290,000	300
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)	660,000	772
Endeavor Energy Resources, 6.625%, 7/15/25 (1)	300,000	308

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
EQT, 7.875%, 2/1/25	435,000	482
EQT, 8.75%, 2/1/30	905,000	1,068
Expedia Group, 4.625%, 8/1/27 (1)	195,000	204
Expedia Group, 6.25%, 5/1/25 (1)	350,000	385
Expedia Group, 7.00%, 5/1/25 (1)	320,000	345
Exterran Energy Solutions, 8.125%, 5/1/25	445,000	387
FAGE International, 5.625%, 8/15/26 (1)	1,100,000	1,055
Ford Motor, 9.00%, 4/22/25	715,000	819
Freeport-McMoRan, 5.25%, 9/1/29	800,000	854
General Electric, Series D, VR, 5.00% (2)(3)	1,460,000	1,161
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1)	540,000	566
Hecla Mining, 7.25%, 2/15/28	775,000	840
Hess, 5.60%, 2/15/41	35,000	38
Hess, 7.125%, 3/15/33	250,000	301
Hess, 7.30%, 8/15/31	205,000	247
Hess, 7.875%, 10/1/29	100,000	123
Howard Hughes, 5.375%, 8/1/28 (1)	635,000	630
Hughes Satellite Systems, 6.625%, 8/1/26	1,020,000	1,104
iHeartCommunications, 6.375%, 5/1/26	17,735	18
iHeartCommunications, 8.375%, 5/1/27	548,446	540
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	1,030,000	1,123
Kosmos Energy, 7.125%, 4/4/26 (1)	985,000	866
L Brands, 6.625%, 10/1/30 (1)	110,000	112
L Brands, 6.875%, 7/1/25 (1)	850,000	913
L Brands, 9.375%, 7/1/25 (1)	665,000	763
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	485,000	504
LifePoint Health, 6.75%, 4/15/25 (1)	550,000	579
Live Nation Entertainment, 4.75%, 10/15/27 (1)	385,000	360
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	440,000	429
Matador Resources, 5.875%, 9/15/26	700,000	585
Mauser Packaging Solutions Holding, 5.50%, 4/15/24 (1)	410,000	410

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	1,000,000	941
MDC Partners, 6.50%, 5/1/24 (1)	975,000	892
MGIC Investment, 5.25%, 8/15/28	190,000	197
Nabors Industries, 4.625%, 9/15/21	120,000	92
Navient, 6.75%, 6/15/26	665,000	663
Navient, 7.25%, 1/25/22	610,000	625
Navistar International, 6.625%, 11/1/25 (1)	620,000	637
Navistar International, 9.50%, 5/1/25 (1)	620,000	696
Netflix, 3.625%, 6/15/30 (EUR) (1)	165,000	210
Netflix, 3.875%, 11/15/29 (EUR) (1)	295,000	381
Netflix, 4.625%, 5/15/29 (EUR)	870,000	1,178
New Albertsons, 7.45%, 8/1/29	20,000	23
New Albertsons, 8.00%, 5/1/31	10,000	12
NGL Energy Partners, 7.50%, 11/1/23	258,000	172
NGL Energy Partners, 7.50%, 4/15/26	1,117,000	681
Occidental Petroleum, 2.70%, 2/15/23	64,000	59
Occidental Petroleum, 2.90%, 8/15/24	475,000	401
Occidental Petroleum, 3.125%, 2/15/22	1,240,000	1,162
Occidental Petroleum, 6.45%, 9/15/36	85,000	72
Occidental Petroleum, 6.625%, 9/1/30	1,300,000	1,198
Occidental Petroleum, 6.95%, 7/1/24	65,000	63
Occidental Petroleum, 8.875%, 7/15/30	475,000	487
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	450,000	459
Pactiv, 8.375%, 4/15/27	905,000	998
PG&E, 5.00%, 7/1/28	185,000	179
PG&E, 5.25%, 7/1/30	205,000	198
PGT Innovations, 6.75%, 8/1/26 (1)	630,000	671
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1)	305,000	281
Post Holdings, 5.625%, 1/15/28 (1)	725,000	768
Presidio Holdings, 4.875%, 2/1/27 (1)	205,000	208
Presidio Holdings, 8.25%, 2/1/28 (1)	455,000	474

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Range Resources, 9.25%, 2/1/26 (1)	1,090,000	1,120
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	825,000	875
RHP Hotel Properties, 5.00%, 4/15/23	1,095,000	1,069
Sabre GLBL, 9.25%, 4/15/25 (1)	1,120,000	1,232
Shea Homes, 4.75%, 2/15/28 (1)	285,000	284
Shea Homes, 4.75%, 4/1/29 (1)	335,000	333
Solera, 10.50%, 3/1/24 (1)	975,000	1,016
Sprint Capital, 8.75%, 3/15/32	400,000	588
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	695,000	695
Targa Resources Partners, 6.875%, 1/15/29	210,000	225
Tenet Healthcare, 6.875%, 11/15/31	1,035,000	1,004
Tenet Healthcare, 7.50%, 4/1/25 (1)	185,000	200
Terraform Global Operating, 6.125%, 3/1/26 (1)	1,090,000	1,106
Terrier Media Buyer, 8.875%, 12/15/27 (1)	920,000	925
Townsquare Media, 6.50%, 4/1/23 (1)	1,515,000	1,388
TransDigm, 6.25%, 3/15/26 (1)	465,000	486
TransDigm, 8.00%, 12/15/25 (1)	250,000	271
Vail Resorts, 6.25%, 5/15/25 (1)	420,000	444
Weekley Homes, 4.875%, 9/15/28 (1)	275,000	278
Williams Scotsman International, 4.625%, 8/15/28 (1)	455,000	455
WW International, 8.625%, 12/1/25 (1)	470,000	489
		79,019
Total United States (Cost $88,807)		90,375

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 0.09% (10)(11)	7,145,106	7,145
Total Short-Term Investments (Cost $7,145)		7,145
Total Investments in Securities 96.9%
(Cost $169,034)		$171,938
Other Assets Less Liabilities 3.1%		5,445
Net Assets 100.0%		$177,383

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $82,283 and represents 46.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of September 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2020, was $137 and was valued at $136 (0.1%
of net assets) .
(8)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(9)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,393 and represents 0.8% of net assets.
(10)	Affiliated Companies
(11)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Citibank	10/30/20	EUR	101USD	119$	1
Citibank	10/30/20	USD	32,683EUR	28,073	(253)
Goldman Sachs	10/30/20	USD	383GBP	298	(2)
HSBC Bank	10/30/20	USD	652EUR	560	(5)
State Street	10/30/20	USD	6,558GBP	5,149	(88)
UBS Investment Bank	10/30/20	EUR	1,203USD	1,413	(1)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(348)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$27	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$9,653	¤—	¤$	7,145	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $27 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $7,145.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE GLOBAL HIGH INCOME BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	162,060$	— $	162,060
Common Stocks		3	19	—	22
Convertible Preferred Stocks		—	2,711	—	2,711
Short-Term Investments		7,145	—	—	7,145
Total Securities		7,148	164,790	—	171,938
Forward Currency Exchange Contracts		—	1	—	1
Total		$7,148$	164,791$	— $	171,939
Liabilities
Forward Currency Exchange Contracts	$	— $	349$	— $	349

[1] Includes Bank Loans, Convertible Bonds, Corporate Bonds.